Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.48%
Aerospace & Defense–1.54%
Lockheed Martin Corp.	33,295	$12,302,503
Air Freight & Logistics–2.27%
United Parcel Service, Inc., Class B	106,556	18,113,454
Application Software–1.02%
Workday, Inc., Class A(b)	32,966	8,189,743
Automobile Manufacturers–1.25%
General Motors Co.	174,442	10,023,437
Automotive Retail–1.85%
CarMax, Inc.(b)	59,040	7,832,246
O’Reilly Automotive, Inc.(b)	13,658	6,928,021
		14,760,267
Biotechnology–0.29%
Neurocrine Biosciences, Inc.(b)	24,252	2,358,507
Cable & Satellite–1.72%
Comcast Corp., Class A	253,436	13,713,422
Commodity Chemicals–0.47%
Valvoline, Inc.	142,704	3,720,293
Communications Equipment–1.33%
Motorola Solutions, Inc.	56,543	10,632,911
Construction Machinery & Heavy Trucks–0.95%
Caterpillar, Inc.	32,857	7,618,553
Construction Materials–0.87%
Vulcan Materials Co.	41,269	6,964,144
Consumer Finance–2.18%
Capital One Financial Corp.	136,826	17,408,372
Data Processing & Outsourced Services–3.25%
Fiserv, Inc.(b)	107,383	12,782,872
Mastercard, Inc., Class A	37,181	13,238,295
		26,021,167
Distillers & Vintners–1.55%
Constellation Brands, Inc., Class A	54,200	12,357,600
Diversified Banks–3.60%
JPMorgan Chase & Co.	189,056	28,779,995
Electric Utilities–1.43%
FirstEnergy Corp.	329,135	11,417,693
Electrical Components & Equipment–0.99%
Hubbell, Inc.	16,277	3,042,008
Rockwell Automation, Inc.	18,334	4,866,577
		7,908,585
Environmental & Facilities Services–0.69%
Waste Connections, Inc.	50,944	5,500,933
Shares		Value
Financial Exchanges & Data–1.58%
Intercontinental Exchange, Inc.	112,838	$12,601,748
Food Distributors–1.02%
Sysco Corp.	103,820	8,174,787
General Merchandise Stores–1.25%
Target Corp.	50,431	9,988,868
Health Care Facilities–2.78%
HCA Healthcare, Inc.	118,166	22,255,384
Health Care Services–1.46%
CVS Health Corp.	154,904	11,653,428
Health Care Supplies–0.42%
Alcon, Inc. (Switzerland)	47,975	3,366,886
Home Improvement Retail–2.11%
Home Depot, Inc. (The)	55,136	16,830,264
Homebuilding–0.97%
D.R. Horton, Inc.	87,352	7,784,810
Hotels, Resorts & Cruise Lines–1.37%
Airbnb, Inc., Class A(b)(c)	12,912	2,426,681
Booking Holdings, Inc.(b)	3,647	8,496,927
		10,923,608
Household Products–2.44%
Procter & Gamble Co. (The)	123,246	16,691,206
Reckitt Benckiser Group PLC (United Kingdom)	31,542	2,825,875
		19,517,081
Industrial Conglomerates–1.08%
Honeywell International, Inc.	39,886	8,658,054
Industrial Machinery–1.08%
Otis Worldwide Corp.	125,639	8,599,990
Industrial REITs–2.47%
Prologis, Inc.	185,943	19,709,958
Integrated Telecommunication Services–1.93%
Verizon Communications, Inc.	265,224	15,422,776
Interactive Home Entertainment–0.96%
Zynga, Inc., Class A(b)	753,241	7,690,591
Interactive Media & Services–3.79%
Facebook, Inc., Class A(b)	92,889	27,358,597
Snap, Inc., Class A(b)	56,782	2,969,131
		30,327,728
Internet & Direct Marketing Retail–5.65%
Amazon.com, Inc.(b)	14,603	45,182,850
Internet Services & Infrastructure–0.12%
Snowflake, Inc., Class A(b)	4,196	962,059

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Shares		Value
IT Consulting & Other Services–2.09%
Accenture PLC, Class A	43,835	$12,109,418
Amdocs Ltd.	66,085	4,635,863
		16,745,281
Life Sciences Tools & Services–2.12%
Avantor, Inc.(b)	137,740	3,984,818
Thermo Fisher Scientific, Inc.	28,412	12,966,669
		16,951,487
Managed Health Care–3.28%
UnitedHealth Group, Inc.	70,423	26,202,286
Movies & Entertainment–1.45%
Netflix, Inc.(b)	19,689	10,270,964
Warner Music Group Corp., Class A	38,831	1,333,068
		11,604,032
Oil & Gas Exploration & Production–0.57%
Cabot Oil & Gas Corp.	240,687	4,520,102
Oil & Gas Refining & Marketing–0.64%
Valero Energy Corp.	71,881	5,146,680
Oil & Gas Storage & Transportation–0.62%
Magellan Midstream Partners L.P.	114,556	4,967,148
Other Diversified Financial Services–2.20%
Equitable Holdings, Inc.	538,876	17,578,135
Packaged Foods & Meats–1.29%
a2 Milk Co. Ltd. (The) (New Zealand)(b)	201,426	1,195,532
Mondelez International, Inc., Class A	156,281	9,147,127
		10,342,659
Pharmaceuticals–3.87%
AstraZeneca PLC, ADR (United Kingdom)(c)	307,845	15,306,053
Eli Lilly and Co.	83,656	15,628,614
		30,934,667
Property & Casualty Insurance–1.75%
Progressive Corp. (The)	146,345	13,992,045
Railroads–1.35%
Union Pacific Corp.	49,011	10,802,515
Regional Banks–0.25%
CIT Group, Inc.	38,748	1,995,909
Shares		Value
Semiconductor Equipment–3.07%
Applied Materials, Inc.	183,897	$24,568,639
Semiconductors–4.54%
QUALCOMM, Inc.	154,497	20,484,757
Texas Instruments, Inc.	83,787	15,834,905
		36,319,662
Systems Software–7.94%
Microsoft Corp.	269,259	63,483,194
Technology Hardware, Storage & Peripherals–1.62%
Apple, Inc.	105,853	12,929,944
Thrifts & Mortgage Finance–0.65%
Rocket Cos., Inc., Class A	224,574	5,185,414
Water Utilities–0.45%
American Water Works Co., Inc.	24,076	3,609,474
Total Common Stocks & Other Equity Interests (Cost $530,249,655)		795,321,722
Money Market Funds–0.39%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	1,083,670	1,083,670
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	773,722	774,032
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	1,238,480	1,238,480
Total Money Market Funds (Cost $3,096,182)		3,096,182
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $533,345,837)		798,417,904
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.15%
Invesco Private Government Fund, 0.02%(d)(e)(f)	6,860,808	6,860,808
Invesco Private Prime Fund, 0.12%(d)(e)(f)	10,287,097	10,291,212
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,152,020)		17,152,020
TOTAL INVESTMENTS IN SECURITIES–102.02% (Cost $550,497,857)		815,569,924
OTHER ASSETS LESS LIABILITIES—(2.02)%		(16,111,189)
NET ASSETS–100.00%		$799,458,735
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,101,539	$9,412,534	$(9,430,403)	$-	$-	$1,083,670	$98
Invesco Liquid Assets Portfolio, Institutional Class	786,738	6,723,239	(6,736,024)	24	55	774,032	56
Invesco Treasury Portfolio, Institutional Class	1,258,901	10,757,182	(10,777,603)	-	-	1,238,480	38
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	12,376,110	(5,515,302)	-	-	6,860,808	122*
Invesco Private Prime Fund	-	18,563,553	(8,272,458)	-	117	10,291,212	1,182*
Total	$3,147,178	$57,832,618	$(40,731,790)	$24	$172	$20,248,202	$1,496

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$791,300,315	$4,021,407	$—	$795,321,722
Money Market Funds	3,096,182	17,152,020	—	20,248,202
Total Investments	$794,396,497	$21,173,427	$—	$815,569,924
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Core Equity Fund